Share-Based Payments - Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Options on a Per-common-share Basis (Detail)	12 Months Ended
	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2015 JPY (¥)
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Granted	2,386,000
Number of shares, Forfeited	0	0	0
Weighted average exercise prices, Expired	¥ 4,206
Weighted average share price at the date of exercise of stock options	¥ 4,580	¥ 4,255
Common stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance	22,911,500	9,848,000	20,217,500
Number of shares, Granted	2,386,000		5,773,500
Number of shares, Forfeited	(7,000)	(239,500)	(306,500)
Number of shares, Exercised	(19,713,500)	(2,533,500)
Number of shares, Expired	0	0	0
Number of shares, Conversion between Common Stock Options and Class A Stock Options		15,836,500	(15,836,500)
Number of shares, Ending balance	5,577,000	22,911,500	9,848,000
Number of shares, Exercisable	3,191,000	17,321,500	4,970,500
Weighted average exercise prices, Beginning balance	¥ 653	¥ 827	¥ 481
Weighted average exercise prices, Granted	4,206		1,320
Weighted average exercise prices, Forfeited	1,320	1,137	1,178
Weighted average exercise prices, Exercised	583	691
Weighted average exercise prices, Expired	0	0	0
Weighted average exercise prices, Conversion between Common Stock Options and Class A Stock Options		558	558
Weighted average exercise prices, Ending balance	2,421	653	827
Weighted average exercise prices, Exercisable	¥ 1,086	¥ 438	¥ 344
Class A stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance		15,836,500
Number of shares, Expired	0	0	0
Number of shares, Conversion between Common Stock Options and Class A Stock Options		(15,836,500)	15,836,500
Number of shares, Ending balance			15,836,500
Number of shares, Exercisable			12,362,000
Weighted average exercise prices, Beginning balance		¥ 558
Weighted average exercise prices, Expired	¥ 0	0	¥ 0
Weighted average exercise prices, Conversion between Common Stock Options and Class A Stock Options		¥ 558	558
Weighted average exercise prices, Ending balance			558
Weighted average exercise prices, Exercisable			¥ 344